SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares
Equity [Abstract]
Outstanding at the beginning of year | Share	3,300,083	1,478,773
Granted | Share	92,301	2,559,979
Expired | Share	(637,507)	(717,660)
Forfeited | Share	(130,507)	(21,009)
Outstanding at the end of year | Share	2,624,370	3,300,083
Weighted Average Exercise Price, beginning of year | $ / shares	$ 3.06	$ 5.35
Weighted Average Exercise Price, Granted | $ / shares	2.24	1.98
Weighted average exercise price, Expired | $ / shares	5.38	3.78
Weighted Average Exercise Price, Forfeited | $ / shares	4.82	7.94
Weighted Average Exercise Price, end of year | $ / shares	$ 2.38	$ 3.06